Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Party Transactions
Related Party Transactions
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2017	2016
Salaries and other short-term employee benefits	9.7	8.2
Share-based payments	3.1	2.5
	12.8	10.7
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2017	2016
Retainers and fees	0.8	0.8
Share-based payments	0.3	0.1
	1.1	0.9

During 2017 the company entered into an investment management contract on normal commercial terms pursuant to which effectively Benjamin Watsa, a member of the company’s board of directors and the son of Prem Watsa, the company’s Chairman and CEO and effectively controlling shareholder, would manage up to $50.0 for operating companies within the Fairfax group.

Subsequent to December 31, 2017
Pursuant to the company's investment advisory agreement with Fairfax India, a performance fee of $114.4 in the form of newly issued Fairfax India subordinate voting shares was received on March 9, 2018. See note 23.